Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials	¥ 40,041,977		¥ 34,839,546
Notes payable	13,554,217		17,030,551
Total	¥ 53,596,194	$ 7,342,648	¥ 51,870,097